ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts
	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Accounts receivable	298,069	254,508	36,657
Less: allowance for doubtful accounts	(54,638)	(63,921)	(9,207)

	243,431	190,587	27,450

Schedule of analysis of the allowance for doubtful accounts

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Balance, beginning of year	58,871	54,638	7,870
Additions for the current year	17,800	10,273	1,480
Deductions for the current year
-Recovery	(22,033)	(990)	(143)

Balance, end of year	54,638	63,921	9,207